Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of components of lease cost

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Operating lease cost	$15,824	$15,348	$15,314
Short-term lease cost	3,675	3,105	3,071
Total lease cost	$19,499	$18,453	$18,385

Schedule of other information related to leases

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Supplemental Cash Flows Information:
Cash paid for operating leases	$(12,246)	$(11,936)	$(12,959)
Operating lease assets obtained in exchange for operating lease liabilities	$1,378	$10,756	$6,360

Schedule of maturities of lease liabilities under operating leases

Year Ended December 31,	(In US$ thousands)
2026	$14,170
2027	5,878
2028	4,597
2029	3,688
2030	2,435
Thereafter	21,584
Total future payments for recognized leasing assets	52,352
Less: imputed interest	9,960
Total lease liabilities	$42,392